Expense Example {- Growth & Income Portfolio} - 02.28 VIP Growth & Income Portfolio Initial/Service/Service Class 2 PRO-08 - Growth & Income Portfolio	Apr. 30, 2021 USD ($)
VIP Growth & Income Portfolio-Initial VIP
Expense Example:
1 year	$ 55
3 years	173
5 years	302
10 years	677
VIP Growth & Income Portfolio-Service VIP
Expense Example:
1 year	65
3 years	205
5 years	357
10 years	798
VIP Growth & Income Portfolio-Service 2 VIP
Expense Example:
1 year	81
3 years	252
5 years	439
10 years	$ 978